SHARE-BASED PAYMENT (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Stock Options [Member]
Options issued covering shares of common stock	15,000,000	11,600,000
Options issued covering shares of restricted stock		600,000
Unrecognized share-based payment expense	$ 1,900,000	$ 3,800,000
Aggregate intrinsic value of the exercisable options	31,000	30,800
Aggregate intrinsic value of the exercisable options, Per share	$ 0.41	$ 0.39
Exercise prices of options outstanding, Lower limit	$ 0.25	$ 0.25
Exercise prices of options outstanding, upper limit	$ 3.90	$ 4.10
Weighted average expected life		1 year 10 months 24 days
Weighted average fair value of options granted		$ 0.56	$ 1.22	$ 1.85
Intrinsic value of options exercised		800,000	2,900,000	5,000,000
Warrant [Member]
Unrecognized share-based payment expense	116,000	300,000
Aggregate intrinsic value of the exercisable options, Per share		$ 0.39
Exercise prices of options outstanding, Lower limit	$ 0.39	$ 0.53	$ 1.00
Exercise prices of options outstanding, upper limit	$ 4.00	$ 4.00	$ 4.00
Weighted average expected life		2 years 4 months 24 days
Weighted average fair value of options granted		$ 0.49	$ 2.23
Intrinsic value of options exercised		$ 600,000	$ 3,400,000	$ 13,200,000